Summary of Significant Accounting Policies - Schedule of Reconciliation of Fair Value Derivative Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Beginning Balance	$ 5,649,412	$ 3,012,597	$ 475,619
Conversions of debt to equity	(1,420,444)	(656,462)	(1,004,730)
Change in fair value of the liability	200,201	1,493,615	(1,016,430)
Settlement of derivative liability	(2,223,503)
Ending Balance	$ 2,205,666	$ 5,649,412	$ 3,012,597